Trade and other payables	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables
Trade and other payables

	Successor	Successor
	Dec 31, 2017	Dec 31, 2016
Current liabilities	€m	€m
Trade payables	328.9	345.0
Accruals and deferred income	109.6	92.4
Social security and other taxes	18.2	19.3
Other payables	17.7	13.7
Finance lease obligations	—	0.6
Financial payables	3.1	1.7
Total current trade and other payables	477.5	472.7
Non-current liabilities
Finance lease obligations	—	1.0
Accruals and deferred income	1.8	—
Total non-current trade and other payables	1.8	1.0
Total trade and other payables	479.3	473.7

Finance lease obligations
The Company had no finance lease obligations for the year ended December 31, 2017.

	Future minimum lease payments		Interest		Present value of minimum lease payments
€m	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016
Less than one year	—	0.7	—	0.1	—	0.6
Between one and five years	—	1.1	—	0.1	—	1.0
More than five years	—	—	—	—	—	—
	—	1.8	—	0.2	—	1.6